Investments in Associates - Additional Information (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Disclosure of associates [line items]
Investment in associates	$ 5,061		$ 5,002
Exceptional share of results of associates		$ 9
Aggregated individually immaterial associates [member]
Disclosure of associates [line items]
Investment in associates	$ 74	$ 77
Cerveceria Bucanero S.A. [Member]
Disclosure of associates [line items]
Proportion of ownership interest in associate	50.00%